Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2012
Intangible Assets and Goodwill:
Intangible Assets and Goodwill

(6)	Intangible Assets and Goodwill

Intangible assets and goodwill are the result of the Collier Jennings acquisition in July 2006.  Changes in intangible assets and goodwill for the years ended March 31 consisted of the following:

	2012	2011
Customer List
Balance At Beginning Of Year	$149,481	$178,246
Amortization	50,004	28,765
Balance At End Of Year	99,477	149,481
Employment Contracts
Balance At Beginning Of Year	10,019	71,254
Amortization	10,019	61,235
Balance At End Of Year	-	10,019
Total Intangibles	99,477	159,500
Goodwill	1,199,754	1,199,754
Total	$1,299,231	$1,359,254

In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2011 and September 30, 2010 for fiscal years ended March 31, 2012 and March 31, 2011, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no amortization of goodwill for the years ended March 31, 2012 and 2011. Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2013	$50,000
2014	49,477
$99,477